                             HOLLAND BALANCED FUND




                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2002

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Report of Independent Accountants............   14

General Information..........................   15

Directors and Officers.......................   16

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------

                                                                 M Holland photo
Dear Fellow Shareholder:

Our Fund's cumulative total return
since inception (October 2, 1995
through September 30, 2002) was
45.62%. The Lipper Balanced Fund
Index was 47.25% for the same
period.

The bear market in U.S. equities
during the past year has become
somewhat cushioned for balanced investors by the bull market in U.S. Treasury notes and bonds. In fact, during the past quarter, we have actually sold some of our fixed income holdings which have advanced in price. We have added the proceeds to our equity holdings which had declined in price, in order to keep the proper balance in our Fund.

As the largest individual investor in our Fund, I have confidence that when the current bear market ends, our equity holdings in the premier U.S. companies will be extremely rewarding.

With Bullish Regards,

[Michael F. Holland]
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poor's 500 Index, Salomon 10 Year Government Bond Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                                             SALOMON 10 YEAR        90 DAY US
                                HOLLAND BALANCED     LIPPER BALANCED    STANDARD & POOR'S      GOVERNMENT         TREASURY BILL
                                     FUND(A)          FUND INDEX(B)       500 INDEX(B)        BOND INDEX(B)          RATE(B)
                                ----------------     ---------------    -----------------    ---------------      -------------
Inception                           10000.00            10000.00            10000.00            10000.00            10000.00
3/97                                12582.00            11703.00            12955.00            10412.00            10790.00
9/97                                14192.00            13758.00            16209.00            11618.00            11067.00
3/98                                14772.00            15037.00            18852.00            12562.00            11351.00
9/98                                14537.00            14442.00            17402.00            14153.00            11628.00
3/99                                16417.00            16363.00            22011.00            13431.00            11887.00
9/99                                16554.00            16390.00            21949.00            13060.00            12167.00
3/00                                19373.00            18076.00            25643.00            13757.00            12500.00
9/00                                18976.30            18214.80            24580.00            14310.00            12874.00
3/01                                16823.00            17074.00            19855.00            15592.00            13226.00
9/01                                15981.00            16333.00            17812.00            16350.00            13453.00
3/02                                17024.00            17496.00            19633.00            15788.00            13545.00
9/02                                14561.60            14725.00            13951.00            18776.00            13405.00

                             INVESTMENT PERFORMANCE
                    For the Periods Ended September 30, 2002
--------------------------------------------------------------------------------

                                                     Average       Total Return
                                      Average      Annualized       Cumulative
                                     ANNUALIZED  SINCE INCEPTION  SINCE INCEPTION
Return over the period     One Year  Five Year      (10/2/95)        (10/2/95)
--------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
    (a)                     -8.88%      0.52%              5.52%           45.62%
 Lipper Balanced Fund
    Index (b)               -9.83%      1.34%              5.68%           47.25%
 Standard & Poor's 500
    Index (b)              -21.68%     -2.96%              4.87%           39.51%
 Salomon 10 Year
    Government Bond Index
    (b)                     14.84%     10.07%              9.42%           87.76%
 90 Day US Treasury Bill
    (b)                      1.72%      4.33%              4.58%           36.79%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through September 30, 2002), our Fund's total return was 45.62% compared to 47.25% for the Lipper Balanced Fund Index, which is an unmanaged index with no actual investment costs.

Our largest holding is in the U.S. Treasury Inflation-Indexed Bonds, also known as TIPS, which have provided considerable cushion to the Fund during the equity downturn. We have recently pared back the U.S. Treasury holdings and added a bit to our equity holdings in order to keep our portfolio properly balanced.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard and Poors 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day Treasury Bill is the average yield on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

September 30, 2002                              Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-57.5%
COMPUTERS-2.9%
International Business Machines Corp.            24,800    $ 1,448,072
                                                           -----------
ELECTRONICS-6.8%
3M Co.                                           19,800      2,177,406
Intel Corp.                                      83,800      1,163,982
                                                           -----------
                                                             3,341,388
                                                           -----------
FOOD & BEVERAGES-3.5%
Coca Cola Co.                                    35,900      1,721,764
                                                           -----------
FINANCIAL-9.0%
Citigroup, Inc.                                  43,000      1,274,950
Merrill Lynch & Co.                              50,600      1,667,270
The Goldman Sachs Group, Inc.                    23,000      1,518,690
                                                           -----------
                                                             4,460,910
                                                           -----------
INSURANCE-3.7%
American International Group, Inc.               32,000      1,750,400
Travelers Property Casualty Corp. Class A         1,857         24,512
Travelers Property Casualty Corp. Class B         3,816         51,631
                                                           -----------
                                                             1,826,543
                                                           -----------
OIL/GAS-6.5%
Exxon Mobil Corp.                                52,600      1,677,940
Schlumberger, Ltd.                               39,500      1,519,170
                                                           -----------
                                                             3,197,110
                                                           -----------
PHARMACEUTICALS-11.6%
Johnson & Johnson                                41,000      2,217,280
Merck & Co., Inc.                                42,200      1,928,962
Pfizer, Inc.                                     55,000      1,596,100
                                                           -----------
                                                             5,742,342
                                                           -----------
PRODUCER GOODS-3.6%
General Electric Co.                             71,100      1,752,615
                                                           -----------
RETAIL TRADE-4.5%
Wal-Mart Stores, Inc.                            45,000      2,215,800
                                                           -----------
SOFTWARE-5.4%
Cisco Systems, Inc. *                            62,500        655,000
Microsoft Corp. *                                45,500      1,990,170
                                                           -----------
                                                             2,645,170
                                                           -----------
     Total Common Stocks (Cost-$34,137,406)                 28,351,714
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

September 30, 2002                           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-38.4%
United States Treasury Note, 6.500%
  due 5/15/05                               $ 2,000,000    $ 2,234,532
United States Treasury Note, 3.500%
  due 1/15/11**                              10,088,813     11,182,823
United States Treasury Note, 5.000%
  due 2/15/11                                 5,000,000      5,554,295
                                                           -----------
     Total U.S. Government Securities
       (Cost-$17,405,333)                                   18,971,650
                                                           -----------
REPURCHASE AGREEMENT-4.0%
State Street Bank and Trust Co. Repurchase
     Agreement 0.850% due 10/01/02 in the
     amount of $1,958,046; issued 9/30/02
     (Collateralized by $1,985,000, FHLB,
     2.250% due 8/13/04 with a market
     value
     of $1,998,335) (Cost-$1,958,000)         1,958,000      1,958,000
                                                           -----------
     Total Investments-99.9%
     (Cost-$53,500,739)                                     49,281,364
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%                      40,212
                                                           -----------
NET ASSETS-100%
Applicable to 3,858,012 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $49,321,576
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     12.78
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------



September 30, 2002
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF SEPTEMBER 30, 2002
Capital stock at par value ($0.01)                        $    38,580
Capital stock in excess of par value                       55,141,068
Undistributed net investment income                           119,529
Net accumulated realized loss on investments               (1,758,226)
Net unrealized depreciation on investments                 (4,219,375)
                                                          -----------
     Net Assets                                           $49,321,576
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
+ See Note 2 to the Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
FHLB Federal Home Loan Bank

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended September 30, 2002
----------------------------------------------------------------------
INTEREST INCOME:
Interest                                                   $ 1,115,123
Dividends                                                      456,714
                                                           -----------
     Total investment income                                 1,571,837
                                                           -----------
EXPENSES:
Investment advisory fees (Note 3)                              441,126
Administration and custody fees (Note 4)                       136,595
Shareholder account maintenance                                 98,138
Shareholder reports                                             61,552
Legal fees                                                      46,718
Audit fees                                                      35,742
Registration fees                                               28,113
Directors fees                                                  25,167
Miscellaneous expense                                           27,400
                                                           -----------
     Total operating expenses                                  900,551
     Waiver of investment advisory fee (Note 3)                (18,299)
                                                           -----------
     Net expenses                                              882,252
                                                           -----------
Net investment income                                          689,585
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                              (655,538)
Net change in unrealized depreciation on investments        (4,764,391)
                                                           -----------
     Net realized and unrealized loss on investments        (5,419,929)
                                                           -----------
     Net decrease in net assets resulting from operations  $(4,730,344)
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Year Ended     Year Ended
                                               09/30/02       09/30/01
------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
Net investment income                        $    689,585   $    999,085
Net realized loss on investments                 (655,538)    (1,102,688)
Net change in unrealized depreciation on
  investments                                  (4,764,391)   (11,224,058)
                                             ------------   ------------
Net decrease in net assets resulting from
  operations                                   (4,730,344)   (11,327,661)
                                             ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                            (738,266)    (1,058,982)
Net realized gain on investments                       --       (212,163)
                                             ------------   ------------
Total dividends and distributions                (738,266)    (1,271,145)
                                             ------------   ------------
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)       (4,937,791)     4,029,227
                                             ------------   ------------
Total decrease in net assets                  (10,406,401)    (8,569,579)
NET ASSETS
     Beginning of year                         59,727,977     68,297,556
                                             ------------   ------------
     End of year                             $ 49,321,576   $ 59,727,977
                                             ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF YEAR                                $    119,529   $    168,210
                                             ============   ============

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding                              For the Year Ended
throughout the period                        9/30/02     9/30/01   9/30/00   9/30/99      9/30/98
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period        $  14.21   $   17.19   $ 15.27   $ 13.74   $    13.70
                                            --------   ---------   -------   -------   ----------
INCREASE/DECREASE FROM INVESTMENT
  OPERATIONS
Net investment income                           0.17        0.24      0.24      0.23         0.28
Net realized and unrealized gain (loss) on
  investments                                  (1.42)      (2.92)     2.00      1.66         0.05
                                            --------   ---------   -------   -------   ----------
    Total from investment operations           (1.25)      (2.68)     2.24      1.89         0.33
                                            --------   ---------   -------   -------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                          (0.18)      (0.25)    (0.26)    (0.28)       (0.29)
Net realized gain on investments                  --       (0.05)    (0.06)    (0.08)          --
                                            --------   ---------   -------   -------   ----------
Total dividends and distributions              (0.18)      (0.30)    (0.32)    (0.36)       (0.29)
                                            --------   ---------   -------   -------   ----------
Net asset value, end of period              $  12.78   $   14.21   $ 17.19   $ 15.27   $    13.74
                                            ========   =========   =======   =======   ==========
TOTAL RETURN(a)                                (8.88)%    (15.78)%   14.63%    13.87%        2.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)           $ 49,322   $  59,728   $68,298   $45,344   $   30,041
Ratio of expenses to average net assets
  after fee waivers and reimbursement of
  other expenses                               1.50%       1.50%     1.50%     1.50%        1.50%
Ratio of expenses to average net assets
  before fee waivers and reimbursement of
  other expenses                               1.53%       1.59%     1.56%     1.62%        1.83%
Ratio of net investment income to average
  net assets after fee waivers and
  reimbursement of other expenses              1.17%       1.49%     1.46%     1.59%        2.05%
Ratio of net investment income to average
  net assets before fee waivers and
  reimbursement of other expenses              1.14%       1.40%     1.40%     1.47%        1.72%
Portfolio turnover                            39.86%      19.63%    17.99%    15.76%       16.49%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for federal income or excise taxes since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

As of September 30, 2002, the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,102,688, that may be applied against future taxable capital gains until its expiration date on September 30, 2010.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the year ended September 30, 2002, the Investment Adviser voluntarily waived $18,299 of advisory fees.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

The tax character of distributions paid during the year ended September 30, 2002 was $738,266 for distributions paid from ordinary income. The tax character of distributions paid during the year ended September 30, 2001 was $1,058,982 for distributions paid from ordinary income and $212,163 for distributions paid from long-term capital gain.

As of September 30, 2002 the components of distributable earnings on a tax basis were $119,529 for Undistributed Ordinary Income and $(4,219,375) for unrealized depreciation.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of September 30, 2002, Michael F. Holland and affiliates owned 96,976 shares (2.5% of the shares outstanding) of the Fund.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2002
--------------------------------------------------------------------------------

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,000 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the year ended September 30, 2002 aggregated $8,757,130 and $7,971,309, respectively. Purchases and sales of U.S. Government Securities, for the year ended September 30, 2002 aggregated $13,896,261 and $19,701,557, respectively.

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at September 30, 2002 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Depreciation     Tax Purposes
-----------------------------------------------------------------
$2,539,640..   $(6,759,015)        $(4,219,375)       $53,500,739

At fiscal year ended September 30, 2002 the fund incurred losses in the amount of $655,538 that will be deferred in the current year and recognized at the year ending September 30, 2003. The losses may be available to offset realized gains, if any, to the extent provided in the regulations.

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------



6.  REPURCHASE AGREEMENTS (continued)

below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

7.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2002, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------
                                Year Ended                 Year Ended
                                  9/30/02                    9/30/01
----------------------------------------------------------------------------
                           Shares        Amount       Shares       Amount
----------------------------------------------------------------------------
Shares Sold                 734,670   $ 10,866,217    882,907   $ 14,256,812
Shares Reinvested            43,029        601,508     65,253      1,052,461
                         ----------   ------------   --------   ------------
                            777,699     11,467,725    948,160     15,309,273
Shares Redeemed          (1,123,401)   (16,405,516)  (717,232)   (11,280,046)
                         ----------   ------------   --------   ------------
NET INCREASE/DECREASE      (345,702)  $ (4,937,791)   230,928   $  4,029,227
                         ==========   ============   ========   ============
----------------------------------------------------------------------------

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of Holland Series Fund, Inc.
and Shareholders of
Holland Balanced Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Holland Balanced Fund (the "Fund", a portfolio of Holland Series Fund, Inc.) at September 30, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 7, 2002

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - GENERAL INFORMATION
--------------------------------------------------------------------------------

September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

TAX INFORMATION

The following tax information represents year-end disclosures of various benefits passed through to shareholders.

Of the distributions made by the Fund, 57.3% represent the amount of distribution, which qualifies for the dividends received deduction available to corporate shareholders.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

(Unaudited)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN  OTHER
                                POSITION(S)    TERM OF OFFICE                           FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN BY    HELD BY
NAME, ADDRESS, AND AGE          FUND           TIME SERVED      DURING PAST FIVE YEARS  DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
Michael F. Holland              Director,      Term: Unlimited  Holland & Company       1              Trustee of
375 Park Avenue                 Chairman of                     L.L.C., Chairman,                      State Street
New York, NY 10152              the Board,     Elected: 9/95    1995 - present.                        Master Funds,
                                President and                                                          State Street
Age: 57                         Treasurer                                                              Institutional
                                                                                                       Investment
                                                                                                       Trust and China
                                                                                                       Fund, Inc.

NON-INTERESTED DIRECTORS:
Sheldon S. Gordon               Director       Term: Unlimited  Union Bancaire Privee   1              None
Rhone Group LLC                                                 International
630 Fifth Avenue                               Elected: 9/95    Holdings, Inc.
New York, NY 10111                                              (Financial Services),
                                                                Chairman,
Age: 65                                                         1996 - Present;

Herbert S. Winokur, Jr.         Director       Term: Unlimited  Chairman and Chief      1              None
Capricorn Holdings, Inc.                                        Executive Officer,
30 East Elm Street                             Elected: 9/95    Capricorn Holdings,
Greenwich, CT 06902                                             Inc. (Investment
                                                                Company), Managing
Age: 58                                                         General Partner,
                                                                Capricorn Investors,
                                                                L.P., Capricorn
                                                                Investors II, L.P.,
                                                                Capricorn Investors
                                                                III, L.P.,
                                                                1987 - present.

Desmond G. FitzGerald           Director       Term: Unlimited  Chairman, North         1              None
North American Properties                                       American Properties
Group 16 School Street                         Elected: 9/95    Group (Real Estate),
Rye, NY 10580                                                   1987 - present.

Age: 57

Jeff C. Tarr                    Director       Term: Unlimited  Chairman, Junction      1              None
Junction Advisors                                               Advisors (Financial
9 West 57th Street, Suite 4210                 Elected: 9/95    Services), 1981 -
New York, NY 10019                                              present.

Age: 57

OFFICERS:
Tana Tselepis                   Vice           Term: Unlimited  Salomon Brothers Asset  N/A            N/A
375 Park Avenue                 President                       Management (Financial
New York, NY 10152                             Elected: 5/02    Services), Vice
                                                                President and Chief
Age: 66                                                         Compliance Officer,
                                                                1995 - 1997;
                                                                Consultant to Holland
                                                                & Company, LLC,
                                                                1997 - 1999; Secretary
                                                                and Treasurer of the
                                                                Fund, 1999 - present.

K. David James                  Secretary      Term:            Counsel of State        --             --
One Federal Street                             Indefinite       Street Bank and Trust
Boston, MA 02110                                                Company since 2000,
                                               Elected: 5/02    and 1998 - 1999;
Age: 31                                                         Paralegal Manager of
                                                                PFPC Inc., 1999 -
                                                                2000; and Legal
                                                                Manager of Fidelity
                                                                Investments, 1996 -
                                                                1998.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   HBFUND@aol.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.